Blanket Zimbabwe Indigenisation Transaction - Reconciliation of facilitation loan balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Blanket Zimbabwe Indigenisation Transaction
Beginning balance	$ 520	$ 10,258
Interest incurred		295
Dividends used to repay loan	$ (520)	(3,398)
Ending balance		$ 7,155